Annual Fund Operating Expenses - Investor A, Institutional - BlackRock U.S. Impact Fund	Feb. 09, 2021
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.07%	[2]
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.85%	[1],[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.07%	[2]
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.10%	[1],[2]

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through August 31, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through August 31, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through August 31, 2030. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to September 1, 2030 without the consent of the Board of Trustees of the Trust.